General information	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
General information
1. General information
Ermenegildo Zegna N.V. (formerly known as Ermenegildo Zegna Holditalia S.p.A., and hereinafter referred to as “Zegna”, the “Company” or the “Parent Company” and together with its consolidated subsidiaries, or any one or more of them, as the context may require, the “Zegna Group” or the “Group”) is the holding company of the Zegna Group and is incorporated as a public company (naamloze vennootschap) under the laws of the Netherlands. The Company is domiciled in Amsterdam, the Netherlands, and the Company’s registered office is Viale Roma 99/100, Valdilana (Biella), Italy.
Zegna is a leading global luxury group, internationally recognized for the distinctive heritage of craftsmanship and design associated with the Zegna and Thom Browne brands and the noble fabrics and fibers of its in-house luxury textile and knitwear business. Since its foundation in 1910 through Lanificio Ermenegildo Zegna e Figli S.p.A. in Valdilana (BI), Italy, Zegna has expanded beyond luxury textile production to ready-to-wear products and accessories to become a highly recognized luxury lifestyle group. The Group designs, manufactures, markets and distributes luxury menswear, footwear, leather goods and other accessories under the Zegna and the Thom Browne brands, and luxury womenswear and childrenswear under the Thom Browne brand. The Group’s product range is complemented by eyewear, cufflinks and jewelry, watches, underwear and beachwear manufactured by third parties under licenses. The Group’s business covers the entire value chain as a result of its design, manufacturing and distribution business and the Group has a significant international presence through the retail channel, consisting of directly operated single-brand stores (“Directly Operated Stores” or “DOS”) and online stores, as well as through the wholesale channel, represented by multi-brand stores, luxury department stores and major international airports.
On July 18, 2021, Zegna, Investindustrial Acquisition Corp. (“IIAC”) and EZ Cayman, a wholly-owned subsidiary of Zegna (“Zegna Merger Sub”) signed a business combination agreement that contemplated a series of transactions, which were ultimately completed on December 17, 2021, (the “Business Combination”).
On November 1, 2021, Ermenegildo Zegna Holditalia S.p.A. completed the disposition of certain of its businesses (the “Disposition”), through the statutory demerger under Italian law to a new company owned by its existing shareholders. The Disposition included, inter alia, Ermenegildo Zegna Holditalia S.p.A.’s real estate business, consisting of its former subsidiary EZ Real Estate S.r.l. (“EZ Real Estate”), which directly and indirectly holds substantially all of the real estate assets formerly owned by the Zegna Group, as well as certain properties previously owned by Lanificio Ermenegildo Zegna e Figli S.p.A. (“Lanificio”), and its 10% equity interest in Elah Dufour S.p.A. Most of the real estate properties directly or indirectly owned by EZ Real Estate were, and continue to be, leased to Zegna also following the Disposition.
On December 17, 2021, Zegna completed the Business Combination. As part of the transactions contemplated by the Business Combination, Ermenegildo Zegna Holditalia S.p.A. implemented a cross-border conversion whereby it, by means of the execution of a Dutch notarial deed of cross-border conversion and amendment of its articles of association, converted into a Dutch public limited liability company (naamloze vennootschap) and transferred its legal seat from Italy to the Netherlands and amended its articles of association, upon which the Company changed its name to Ermenegildo Zegna N.V. (the “Conversion”). In connection with the Conversion, Zegna underwent a share split of 4,300,000 ordinary shares into 215,000,000 ordinary shares (the “Share Split”).
For more information relating to the Business Combination, including a description of the transactions undertaken to complete the Business Combination, reference should be made to Note 1 — General information to the Annual Consolidated Financial Statements.
Following the completion of the Business Combination, on December 20, 2021, Zegna’s ordinary shares and public warrants began trading on the New York Stock Exchange (“NYSE”) under the symbols “ZGN” and “ZGN WS”, respectively.
The luxury apparel market in which Zegna operates is subject to seasonal fluctuations in sales. Zegna’s sales are usually higher in the months of the year in which wholesale customers concentrate their purchases. For example, deliveries of seasonal goods to wholesale customers tend to concentrate from November to February for the Spring/Summer collection and from June to September for the Fall/Winter collection. With regards to retail sales at Zegna’s DOSs, sales tend to be higher in the last quarter of the year, driven by the holiday shopping season and in January and February, in correspondence with the Chinese New Year celebrations. However, several events may affect retail sales, including adverse weather conditions or
other macroeconomic and external events (including the COVID-19 pandemic). Operating costs, in contrast, do not generally experience significant seasonal fluctuations, except for certain increases in the months of November and December due to the variable costs associated with sales commissions and leases. As a result of the foregoing, the financial results for interim periods may not be indicative of results for the entire fiscal year.	General information
Ermenegildo Zegna N.V. (formerly known as Ermenegildo Zegna Holditalia S.p.A., and hereinafter referred to as “Zegna”, the “Company” or the “Parent Company” and together with its consolidated subsidiaries, or any one or more of them, as the context may require, the “Zegna Group” or the “Group”) is the holding company of the Zegna Group and is incorporated as a public company (naamloze vennootschap) under the laws of the Netherlands. The Company is domiciled in Amsterdam, the Netherlands, and the Company’s registered office is Viale Roma 99/100, Valdilana (Biella), Italy.
Zegna is a leading global luxury group, internationally recognized for the distinctive heritage of craftsmanship and design associated with the Zegna and Thom Browne brands and the noble fabrics and fibers of its in-house luxury textile and knitwear business. Since its foundation in 1910 through Lanificio Ermenegildo Zegna e Figli S.p.A. in Valdilana (BI), Italy, Zegna has expanded beyond luxury textile production to ready-to-wear products and accessories to become a highly recognized luxury lifestyle group. The Group designs, manufactures, markets and distributes luxury menswear, footwear, leather goods and other accessories under the Zegna and the Thom Browne brands, and luxury womenswear and childrenswear under the Thom Browne brand. The Group’s product range is complemented by eyewear, cufflinks and jewelry, watches, underwear and beachwear manufactured by third parties under licenses. The Group’s business covers the entire value chain as a result of its design, manufacturing and distribution business and the Group has a significant international presence through the retail channel, consisting of directly operated single-brand stores (“Directly Operated Stores” or “DOS”) and online stores, as well as through the wholesale channel, represented by multi-brand stores, luxury department stores and major international airports.
On July 18, 2021, Zegna, Investindustrial Acquisition Corp. (“IIAC”) and EZ Cayman, a wholly-owned subsidiary of Zegna (“Zegna Merger Sub”) signed a business combination agreement that contemplated a series of transactions, which were ultimately completed on December 17, 2021, as described below (the “Business Combination”).
On November 1, 2021, Ermenegildo Zegna Holditalia S.p.A. completed the disposition of certain of its businesses (the “Disposition”), through the statutory demerger under Italian law to a new company owned by its existing shareholders. The Disposition included, inter alia, Ermenegildo Zegna Holditalia S.p.A.’s real estate business, consisting of its former subsidiary EZ Real Estate S.r.l. (“EZ Real Estate”), which directly and indirectly holds substantially all of the real estate assets formerly owned by the Zegna Group, as well as certain properties previously owned by Lanificio Ermenegildo Zegna e Figli S.p.A. (“Lanificio”), and its 10% equity interest in Elah Dufour S.p.A. Most of the real estate properties directly or indirectly owned by EZ Real Estate were, and continue to be, leased to Zegna also following the Disposition.
The following transactions related to the Business Combination were completed on December 17, 2021:
•Ermenegildo Zegna Holditalia S.p.A. implemented a cross-border conversion whereby it, by means of the execution of a Dutch notarial deed of cross-border conversion and amendment of its articles of association, converted into a Dutch public limited liability company (naamloze vennootschap) and transferred its legal seat from Italy to the Netherlands and amended its articles of association, upon which the Company changed its name to Ermenegildo Zegna N.V. (the “Conversion”);
•In connection with the Conversion, Zegna underwent a share split of 4,300,000 ordinary shares into 215,000,000 ordinary shares (the “Share Split”);
•Zegna Merger Sub merged with and into IIAC, with IIAC being the surviving entity in the merger (the “Merger”), as a result of which:
a.each share of Zegna Merger Sub was converted into one IIAC ordinary share;
b.a total number of 44,443,659 IIAC class A shares and class B shares were contributed to Zegna in exchange for an equivalent number of Zegna ordinary shares, representing a capital increase of Euro 397.8 million measured based on the closing price of IIAC’s shares of $10.14 per share on December 17, 2021;
c.13,416,667 outstanding IIAC public warrants were converted to an equivalent number of Zegna public warrants representing a right to acquire one Zegna ordinary share. The public warrants were measured at fair value by using the Euro equivalent of the closing price of IIAC warrants on December 17, 2021, amounting to a total of Euro 20,723 thousand; and
d.5,900,000 IIAC private placement warrants were exchanged for an equivalent number of Zegna private placement warrants representing a right to acquire one Zegna ordinary share, while the remaining 800,000 IIAC private placement warrants were transferred by Strategic Holding Group S.à r.l. to Zegna and Zegna issued a corresponding number of private placement warrants to certain of its directors. The private placement warrants were measured at fair value using a Monte Carlo simulation model, amounting to a total of Euro 10,349 thousand;
e.The issuance of 5,031,250 Zegna ordinary shares to the holders of IIAC class B shares to be held in escrow. The release of these shares from escrow is subject to achievement of certain targets within a seven-year period (“Escrow Shares”). The Escrow Shares were measured in accordance with IFRS 2 - Share-Based Payment (“IFRS 2”) using a Monte Carlo simulation model, amounting to a total of Euro 37,906 thousand;
•Pursuant to certain agreements between Zegna and IIAC, the private investment in public equity investors (“PIPE Investors”) subscribed to an aggregate of 37,500,000 Zegna ordinary shares for an aggregate purchase price of Euro 331.4 million;
•Zegna repurchased 54,600,000 of its ordinary shares from the Group’s controlling shareholder, Monterubello s.s. (hereinafter “Monterubello”), in exchange for consideration of Euro 455.0 million.
•Transaction costs incurred by the Group in relation to the Business Combination amounted to Euro 51.4 million (Euro 2.9 million of which were paid in 2022), of which Euro 17.3 million were recognized directly within equity and Euro 34.1 million were recognized in the consolidated statement of profit and loss for the year ended December 31, 2021.
The following table shows a breakdown of the net cash proceeds from the business combination:

(Euro thousands)
Proceeds from issuance of ordinary shares upon Business Combination	310,739
Proceeds from issuance of ordinary shares to PIPE Investors	331,385
Purchase of own shares from Monterubello	(455,000)
Payments of transaction costs related to the Business Combination	(48,475)
Net cash proceeds from the Business Combination	138,649
Following the completion of the Business Combination, on December 20, 2021, Zegna’s ordinary shares and public warrants began trading on the New York Stock Exchange (“NYSE”) under the symbols “ZGN” and “ZGN WS”, respectively.
Accounting for the Business Combination
The Business Combination between Zegna and IIAC is accounted for as a capital reorganization in accordance with International Financial Reporting Standards. For accounting purposes, the Business Combination is treated as the equivalent of the Company issuing shares for the net assets of IIAC. The net assets of IIAC are stated at historical cost, with no goodwill or other intangible assets recorded.
It has been determined that IIAC does not meet the definition of a “business” pursuant to IFRS 3 - Business Combinations (“IFRS 3”), hence the transaction is accounted for within the scope of IFRS 2. In accordance with IFRS 2, the difference in the fair value of Zegna’s equity instruments deemed issued to IIAC shareholders (measured based on the closing price of IIAC’s shares of $10.14 per share on December 17, 2021) over the fair value of identifiable net assets of IIAC represents a service for listing amounting to Euro 114,963 thousand and was accounted for as a share-based payment expensed as incurred.